Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Finland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.5%
Finnair OYJ	17,686	$126,035

Auto Components — 2.4%
Nokian Renkaat OYJ(a)	22,796	650,056

Banks — 0.5%
Aktia Bank OYJ	16,036	149,927

Building Products — 0.6%
Uponor OYJ	16,216	159,742

Chemicals — 1.9%
Kemira OYJ	23,661	324,046
Tikkurila OYJ	11,872	190,770

		514,816

Commercial Services & Supplies — 0.7%
Caverion OYJ(b)	30,481	203,799

Communications Equipment — 16.7%
Nokia OYJ	913,549	4,560,700

Construction & Engineering — 1.0%
Lehto Group OYJ(b)	21,546	53,734
YIT OYJ(b)	41,120	227,278

		281,012

Containers & Packaging — 2.9%
Huhtamaki OYJ	20,967	796,265

Diversified Telecommunication Services — 5.5%
DNA OYJ	13,797	321,946
Elisa OYJ	26,695	1,187,523

		1,509,469

Electric Utilities — 4.6%
Fortum OYJ	58,899	1,255,581

Entertainment — 0.4%
Rovio Entertainment Oyj(c)	12,960	105,065

Food & Staples Retailing — 2.4%
Kesko OYJ, Class B	12,665	663,746

Health Care Providers & Services — 0.4%
Oriola OYJ, Class B	54,485	119,609

Insurance — 10.9%
Sampo OYJ, Class A	68,884	2,975,252

IT Services — 1.3%
Tieto OYJ	12,485	350,599

Machinery — 23.5%
Cargotec OYJ, Class B	8,906	292,174
Kone OYJ, Class B	52,584	2,860,119
Konecranes OYJ	13,936	477,690
Metso OYJ	21,815	703,761
Outotec OYJ(a)	47,473	173,306
Ponsse OYJ	4,404	144,038
Valmet OYJ	26,014	598,907
Wartsila OYJ Abp	81,856	1,193,565

		6,443,560

Security	Shares	Value

Media — 0.7%
Sanoma OYJ	20,838	$187,740

Metals & Mining — 0.8%
Outokumpu OYJ(b)	75,127	220,345

Multiline Retail — 0.5%
Tokmanni Group Corp.	16,597	136,862

Oil, Gas & Consumable Fuels — 4.6%
Neste OYJ	36,948	1,245,895

Paper & Forest Products — 12.0%
Metsa Board OYJ	44,762	203,114
Stora Enso OYJ, Class R	103,246	1,088,624
UPM-Kymmene OYJ	79,769	1,992,927

		3,284,665

Pharmaceuticals — 2.4%
Orion OYJ, Class B	20,525	669,693

Real Estate Management & Development — 0.8%
Citycon OYJ	20,571	208,029

Software — 0.4%
F-Secure OYJ(a)	45,234	119,716

Trading Companies & Distributors — 1.3%
Cramo OYJ	10,924	218,387
Ramirent OYJ	25,011	144,511

		362,898

Total Common Stocks — 99.7% (Cost: $33,103,636)		27,301,076

Short-Term Investments

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.53%(d)(e)(f)	595,857	596,095
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(d)(e)	165,922	165,922

		762,017

Total Short-Term Investments — 2.8% (Cost: $762,005)		762,017

Total Investments in Securities — 102.5% (Cost: $33,865,641)		28,063,093

Other Assets, Less Liabilities — (2.5)%		(679,131)

Net Assets — 100.0%		$27,383,962

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Finland ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	433,631	162,226	595,857	$596,095	$4,241	(a)	$2	$(63)
BlackRock Cash Funds: Treasury, SL Agency Shares	5,022	160,900	165,922	165,922	447		—	—

				$762,017	$4,688		$2	$(63)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$27,301,076	$—	$—	$27,301,076
Money Market Funds	762,017	—	—	762,017

	$28,063,093	$—	$—	$28,063,093

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